UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5440

MFS INTERMEDIATE INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2008

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual report

MFS® Intermediate Income Trust

4/30/08

MIN-SEM

MFS® Intermediate Income Trust

CONTACT INFORMATION	BACK COVER

New York Stock Exchange Symbol:  MIN

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR

NCUA/NCUSIF

LETTER FROM THE CEO

Dear Shareholders:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

June 16, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Non-U.S. Government Bonds	38.4%
Mortgage-Backed Securities	18.1%
High Grade Corporates	13.5%
U.S. Treasury Securities	13.4%
U.S. Government Agencies	13.1%
Commercial Mortgage-Backed Securities	3.2%
Emerging Markets Bonds	2.9%
Asset-Backed Securities	0.5%
Residential Mortgage-Backed Securities	0.3%

Credit quality of bonds (r)
AAA	71.7%
AA	4.8%
A	16.2%
BBB	5.5%
BB	0.3%
B	0.2%
Not Rated	1.3%

Portfolio facts
Average Duration (d)(i)	4.4
Average Life (i)(m)	5.5 yrs
Average Maturity (i)(m)	9.0 yrs
Average Credit Quality of Rated Securities (long-term) (a)	AA+
Average Credit Quality of Rated Securities (short-term) (a)	A-1

Country weightings (i)
United States	55.0%
Japan	9.1%
United Kingdom	6.4%
Germany	6.3%
France	5.5%
Ireland	3.4%
Canada	2.5%
Austria	2.3%
Spain	2.0%
Other Countries	7.5%

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.

(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.

(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 4/30/08.

From time to time “Cash & Other Net Assets” may be negative due to the timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 4/30/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

James Calmas	—	Investment Officer of MFS; employed in the investment management area of MFS since 1988. Portfolio Manager of the Fund since March 2002.

Erik Weisman	—	Investment Officer of MFS; employed in the investment management area of MFS since 2002; Portfolio Manager of the Fund since May 2004.

PERFORMANCE SUMMARY THROUGH 4/30/08

All results are historical. Investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than their original cost. More recent returns may be more or less than those shown. Past performance is no guarantee of future results.

Price Summary Six Months Ended 4/30/08
	Date	Price
Net Asset Value	4/30/08	$7.00
	10/31/07	$6.97
New York Stock Exchange Price	4/30/08	$6.33
	2/13/08 (high) (t)	$6.44
	12/20/07 (low) (t)	$6.03
	10/31/07	$6.24

Total Returns vs Benchmarks

Six Months Ended 4/30//08

New York Stock Exchange Price (r)	5.52%

Net Asset Value (r)	4.46%

Intermediate Income Trust Blended Index (u)(f)	4.72%

Lehman Brothers Intermediate U.S. Government Bond Index (f)	5.53%

JPMorgan Global Government Bond Index ex U.S. (Hedged) (f)	2.31%

(f)	Source: FactSet Research Systems Inc.

(r)	Includes reinvestment of dividends and capital gain distributions.

(t)	For the period November 1, 2007 through April 30, 2008.

(u)	Intermediate Income Trust Blended Index is at a point in time and allocations during the period can change. As of April 30, 2008 the blended index was comprised of 75% Lehman Brothers Intermediate U.S. Government Bond Index and 25% of the JPMorgan Global Government Bond Index ex U.S. (Hedged).

Benchmark Definition

JPMorgan Global Government Bond Index ex U.S. (Hedged) – measures the currency-hedged performance of developed government bond markets around the world, excluding the United States.

Performance Summary – continued

Lehman Brothers Intermediate U.S. Government Bond Index – a market capitalization-weighted index that measures the performance of investment grade debt obligations of the U.S. Treasury and U.S. government agencies, as well as quasi-federal corporations and corporate or foreign debt guaranteed by the U.S. Government, with maturity from 1 year up to (but not including) 10 years.

It is not possible to invest directly in an index.

Notes to Performance Summary

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

The fund’s monthly distributions may include a return of capital to shareholders. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. It may also result in a recharacterization of what economically represents a return of capital to ordinary income. In addition, distributions of current year long-term gains may be recharacterized as ordinary income. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

The fund’s target annual distribution rate is calculated based on an annual rate of 8.5% of the fund’s average daily net asset value, not a fixed share price, and the fund’s dividend amount will fluctuate with changes in the fund’s average daily net assets.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS OF THE FUND

Investment Objective

The fund’s investment objective is to seek high current income, but may also consider capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in debt instruments. MFS generally invests substantially all of the fund’s assets in investment grade debt instruments.

The fund’s dollar-weighted average life will normally be between three and ten years. In determining an instrument’s life for purposes of calculating the fund’s average life, an estimate of the average time for its principal to be paid is used. This can be substantially shorter than its stated maturity.

MFS may invest the fund’s assets in U.S. and foreign securities, including emerging market securities. MFS may invest a relatively high percentage of the fund’s assets in a single country, a small number of countries, or a particular geographic region.

Effective January 1, 2008, the fund seeks to make a monthly distribution at an annual fixed rate of up to 8.50% of the fund’s average monthly net asset value.

MFS may invest the fund’s assets in mortgage dollar rolls.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of instruments and their issuers in light of current market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality, collateral characteristics, and indenture provisions, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of the instrument and its features may also be considered.

Principal Risks

The portfolio’s yield and share prices change daily based on the credit quality of its investments and changes in interest rates. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Debt securities with longer maturity dates will generally be subject to greater price fluctuations than those with shorter maturities. Mortgage

Investment Objective, Principal Investment Strategies and Risks of the Fund – continued

securities are subject to prepayment risk which can offer less potential for gains in a declining interest rate environment and greater potential for loss in a rising interest rate environment. Derivatives can be highly volatile and involve risks in addition to those of the underlying indicator’s in whose value the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Foreign investments can be more volatile than U.S. investments. Changes in currency exchange rates can affect the U.S. dollar rate of foreign currency investments and investments denominated in foreign currency. Investing in emerging markets can involve risks in addition to those generally associated with investing in more developed foreign markets. When you sell your shares, they may be worth more or less than the amount you paid for them. Please see the prospectus for further information regarding these and other risk considerations.

A copy of the prospectus is available on the EDGAR database on the Securities and Exchange Commission’s Internet Web site at http://sec.gov.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

The Fund offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) that allows you to reinvest either all of the distributions paid by the Fund or only the long-term capital gains. Purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a discounted price of either the net asset value or 95% of the market price, whichever is greater. Twice each year you can also buy shares. Investments may be made in any amount of $100 or more in January and July on the 15th of the month or shortly thereafter.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you may wish to request that your shares be re-registered in your own name so that you can participate. There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the fund. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the transaction expenses, including commissions. The automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

To enroll in or withdraw from the Plan, or if you have any questions, contact the Plan Agent Computershare Trust Company, N.A. (the Transfer Agent for the Fund) at www.computershare.com, by calling 1-800-637-2304 or by writing to P.O. Box 43078, Providence, RI 02940-3078 Please have available the name of the Fund and your account and Social Security numbers. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw from the Plan, you can receive the value of the reinvested shares in one of two ways: a check for the value of the full and fractional shares, or a certificate for the full shares and a check for the fractional shares.

The following changes in the Plan will take effect on November 1, 2008:

•	If shares are registered in your own name, new shareholders will automatically participate in the Plan unless you have indicated that you do not wish to participate.
•	You can buy shares of the fund through the Plan Agent on a quarterly basis in January, April, July and October. Contact the Plan Agent for further information.

Dividend Reinvestment and Cash Purchase Plan – continued

•	If you withdraw from the Plan you will have three options with regard to shares held in the Plan:
•

Your full non-certificated shares will be held by the Plan Agent in your account in book-entry form and a check will be issued for the value of any fractional shares, less any applicable fees and brokerage charges.

•	The Plan Agent will sell all full and fractional shares and send the proceeds via check to your address of record. A service fee and a brokerage charge will be deducted from the proceeds.
•	If you opt to sell your shares through an investment professional, you may request your investment professional to transfer shares electronically from your Plan account to your brokerage firm account.
•	The Plan may be amended or terminated on 30 days’ written notice to Plan participants.

PORTFOLIO OF INVESTMENTS

4/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 99.1%
Issuer	Shares/Par	Value ($)

Agency - Other - 0.1%
Small Business Administration, 7.64%, 2010	$355,791	$369,996

Asset Backed & Securitized - 4.0%
Commercial Mortgage Acceptance Corp., FRN, 1.087%, 2030 (i)	$37,142,460	$987,982
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 2017	2,000,000	1,969,287
Falcon Franchise Loan LLC, 3.373%, 2023 (i)(n)	11,706,029	948,422
Ford Credit Auto Owner Trust, 3.932%, 2010	3,000,000	2,999,850
Ford Credit Auto Owner Trust, FRN, 3.045%, 2010	1,000,000	996,242
Greenwich Capital Commercial Funding Corp., FRN, 6.111%, 2038	2,000,000	2,037,105
JPMorgan Chase Commercial Mortgage Securities Corp., 5.429%, 2043	2,000,000	1,957,556
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.541%, 2043	4,380,726	4,053,999
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	3,000,000	2,960,023
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.466%, 2047	2,500,000	2,265,957
Multi-Family Capital Access One, Inc., 6.65%, 2024	1,195,523	1,196,457
Nationslink Funding Corp., 6.8%, 2031 (n)	2,500,000	2,499,543
Nationslink Funding Corp., 5%, 2031 (z)	2,500,000	2,455,018
Nationstar Home Equity Loan Trust, 3.025%, 2036	1,000,000	916,703
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032 (z)	2,000,000	1,994,493
Wachovia Bank Commercial Mortgage Trust, FRN, 5.418%, 2045	2,000,000	1,970,822

		$32,209,459
Brokerage & Asset Managers - 0.7%
Goldman Sachs Group, Inc., 6.15%, 2018	$2,000,000	$2,023,104
Goldman Sachs Group, Inc., FRN, 2.688%, 2008	1,250,000	1,241,413
Merrill Lynch & Co., Inc., 6.15%, 2013	2,190,000	2,185,421

		$5,449,938
Building - 0.4%
CRH America, Inc., 6.95%, 2012	$3,275,000	$3,354,573

Business Services - 0.1%
Xerox Corp., 5.65%, 2013	$910,000	$912,346

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued

Cable TV - 0.4%
Comcast Corp., 5.45%, 2010	$2,500,000	$2,549,888
Time Warner Entertainment Co. LP, 7.25%, 2008	500,000	503,799

		$3,053,687
Chemicals - 0.5%
PPG Industries, Inc., 5.75%, 2013	$3,720,000	$3,816,281

Computer Software - 0.0%
Oracle Corp., 4.95%, 2013	$340,000	$345,947

Conglomerates - 0.3%
Textron Financial Corp., 5.125%, 2010	$2,600,000	$2,661,734

Consumer Goods & Services - 1.1%
Clorox Co., 5%, 2013	$2,750,000	$2,716,252
Royal Philips Electronics N.V., 4.625%, 2013	3,290,000	3,280,633
Western Union Co., 5.4%, 2011	3,000,000	2,998,743

		$8,995,628
Emerging Market Quasi-Sovereign - 0.8%
Corporacion Nacional del Cobre de Chile, 4.75%, 2014	$1,457,000	$1,440,177
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)	1,543,000	1,525,185
OAO Gazprom, 7.343%, 2013 (z)	100,000	104,625
Pemex Project Funding Master Trust, 9.375%, 2008	1,170,000	1,222,650
Pemex Project Funding Master Trust, 6.625%, 2035	1,059,000	1,103,230
Petronas Capital Ltd., 7.875%, 2022	1,158,000	1,416,810

		$6,812,677
Emerging Market Sovereign - 1.2%
Federative Republic of Brazil, 8%, 2018	$183,000	$208,620
Republic of Argentina, FRN, 3.092%, 2012	1,380,625	1,180,037
Republic of Panama, 9.375%, 2029	1,486,000	2,006,100
State of Israel, 5.125%, 2014	5,000,000	5,083,885
United Mexican States, 8.3%, 2031	279,000	362,700
United Mexican States, 6.75%, 2034	976,000	1,080,432

		$9,921,774
Financial Institutions - 0.6%
American Express Centurion Bank, 5.2%, 2010	$2,510,000	$2,544,369
General Electric Capital Corp., 4.8%, 2013	2,120,000	2,128,287
General Electric Co., 5.625%, 2018	530,000	535,419

		$5,208,075

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Food & Beverages - 1.8%
Cadbury Schweppes PLC, 3.875%, 2008 (n)		$4,505,000	$4,495,256
Diageo Capital PLC, 5.125%, 2012		3,900,000	3,977,918
Diageo PLC, 2.816%, 2009		1,570,000	1,555,201
Dr Pepper Snapple Group, Inc., 6.82%, 2018 (z)		560,000	580,917
Kellogg Co., 5.125%, 2012		1,910,000	1,947,740
Kraft Foods, Inc., 4.125%, 2009		2,500,000	2,490,005

			$15,047,037
Insurance - 0.0%
Metropolitan Life Global Funding, 5.125%, 2013 (z)		$230,000	$229,986

International Market Quasi-Sovereign - 4.3%
Canada Housing Trust, 4.6%, 2011	CAD	3,148,000	$3,242,554
Eksportfinans A.S.A., 5.125%, 2011		$3,780,000	3,949,083
Eksportfinans A.S.A., 1.6%, 2014	JPY	500,000,000	4,863,269
KfW Bankengruppe, 5.25%, 2009		$7,470,000	7,660,044
KfW Bankengruppe, 4.875%, 2009		2,800,000	2,875,236
KfW International Finance, Inc., 4.625%, 2008		3,525,000	3,549,041
Landwirtschaftliche Rentenbank, 5.25%, 2012		8,360,000	8,914,527

			$35,053,754
International Market Sovereign - 31.5%
Federal Republic of Germany, 3.75%, 2015	EUR	9,517,000	$14,641,722
Government of Canada, 4.5%, 2015	CAD	4,214,000	4,485,228
Government of Canada, 5.75%, 2033	CAD	704,000	875,814
Government of Japan, 1.5%, 2012	JPY	2,977,000,000	29,129,045
Government of Japan, 1.3%, 2014	JPY	2,031,000,000	19,573,871
Government of Japan, 1.7%, 2017	JPY	2,598,000,000	25,486,254
Kingdom of Denmark, 4%, 2015	DKK	42,576,000	8,748,160
Kingdom of Netherlands, 3.75%, 2014	EUR	3,250,000	4,998,995
Kingdom of Spain, 5.35%, 2011	EUR	9,594,000	15,613,425
Kingdom of Sweden, 4.5%, 2015	SEK	9,300,000	1,599,276
Province of Ontario, 5%, 2011		$5,000,000	5,232,895
Province of Ontario, 4.75%, 2016		6,000,000	6,202,590
Republic of Austria, 4.65%, 2018	EUR	11,660,000	18,715,782
Republic of France, 4.75%, 2012	EUR	5,214,000	8,387,401
Republic of France, 5%, 2016	EUR	17,548,000	28,908,110
Republic of Ireland, 4.6%, 2016	EUR	17,379,000	27,695,985
United Kingdom Treasury, 5%, 2012	GBP	9,457,000	19,239,959
United Kingdom Treasury, 8%, 2015	GBP	7,242,000	17,483,164

			$257,017,676

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)		$510,000	$511,382

Major Banks - 1.2%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049		$2,000,000	$1,606,522
Bank of America Corp., 4.9%, 2013		4,300,000	4,309,374
Natixis S.A., 10% to 2018, FRN to 2049 (z)		3,250,000	3,250,000
SG Capital Trust I, 7.875% to 2010, FRN to 2049	EUR	375,000	596,697

			$9,762,593
Mortgage Backed - 18.0%
Fannie Mae, 4.56%, 2010		$1,397,047	$1,398,395
Fannie Mae, 6.022%, 2010		6,800,000	7,059,978
Fannie Mae, 4.507%, 2011		6,747,119	6,890,175
Fannie Mae, 4.845%, 2013		2,037,934	2,045,233
Fannie Mae, 4.621%, 2014		3,163,694	3,133,417
Fannie Mae, 4.854%, 2014		3,629,319	3,629,950
Fannie Mae, 5.412%, 2014		1,958,016	2,009,223
Fannie Mae, 4.62%, 2015		953,093	945,556
Fannie Mae, 4.925%, 2015		2,124,084	2,123,791
Fannie Mae, 4%, 2016		3,341,412	3,348,957
Fannie Mae, 5.395%, 2016		1,366,639	1,389,537
Fannie Mae, 5.423%, 2016		2,435,685	2,492,078
Fannie Mae, 6%, 2016-2034		11,489,265	11,807,431
Fannie Mae, 5.32%, 2017		1,040,950	1,051,105
Fannie Mae, 5.5%, 2017-2035		21,394,560	21,682,230
Fannie Mae, 5%, 2018-2025		10,152,541	10,264,445
Fannie Mae, 4.5%, 2019		8,208,887	8,153,894
Fannie Mae, 6.5%, 2031		5,337,794	5,636,834
Freddie Mac, 5.5%, 2017-2026		15,214,321	15,536,869
Freddie Mac, 6%, 2017-2034		2,289,321	2,361,712
Freddie Mac, 5%, 2019-2027		25,759,258	26,009,899
Freddie Mac, 4%, 2024		1,304,697	1,307,629
Ginnie Mae, 6%, 2033-2036		6,157,957	6,341,534

			$146,619,872
Natural Gas - Pipeline - 0.1%
Enterprise Products Operating LP, 5.65%, 2013		$376,000	$378,537
TransCapitalInvest Ltd., 5.67%, 2014		207,000	196,382

			$574,919
Network & Telecom - 1.7%
British Telecommunications PLC, 5.15%, 2013		$2,330,000	$2,340,415
Deutsche Telekom International Finance B.V., 8%, 2010		2,330,000	2,496,013

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Network & Telecom - continued
France Telecom S.A., 7.75%, 2011	$2,330,000	$2,519,394
Telecom Italia Capital, 4.875%, 2010	3,000,000	2,969,814
Verizon Communications, Inc, 5.25%, 2013	3,260,000	3,329,546

		$13,655,182
Oil Services - 0.1%
Weatherford International Ltd., 6%, 2018	$962,000	$987,874

Other Banks & Diversified Financials - 2.2%
Citigroup, Inc., 5.5%, 2013	$8,000,000	$8,048,752
Eurohypo AG, 5.125%, 2016	3,140,000	3,243,720
Swedbank AB, FRN, 9%, 2049 (n)	5,000,000	5,192,150
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	2,000,000	1,750,408

		$18,235,030
Printing & Publishing - 0.1%
Pearson PLC, 5.5%, 2013 (z)	$410,000	$413,202

Real Estate - 0.3%
Kimco Realty Corp., 6.875%, 2009	$2,680,000	$2,699,309

Retailers - 0.3%
Wesfarmers Ltd., 6.998%, 2013 (z)	$2,330,000	$2,423,824

Supermarkets - 0.0%
Kroger Co., 5%, 2013	$303,000	$304,423

Supranational - 2.5%
Central American Bank, 4.875%, 2012 (n)	$3,000,000	$2,995,278
Corporacion Andina de Fomento, 6.875%, 2012	6,000,000	6,282,948
Corporacion Andina de Fomento, 5.2%, 2013	3,000,000	2,903,085
Inter-American Development Bank, 8.875%, 2009	2,220,000	2,360,044
Inter-American Development Bank, 4.75%, 2012	5,640,000	5,955,936

		$20,497,291
Telecommunications - Wireless - 0.5%
Vodafone Group PLC, 7.75%, 2010	$3,680,000	$3,883,449

U.S. Government Agencies - 12.5%
Aid-Egypt, 4.45%, 2015	$3,963,000	$4,012,458
Fannie Mae, 6.375%, 2009	7,000,000	7,288,939
Farmer Mac, 5.5%, 2011 (n)	6,070,000	6,486,202

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Government Agencies - continued
Freddie Mac, 4.125%, 2010	$18,994,000	$19,511,492
Freddie Mac, 6.875%, 2010	6,337,000	6,906,284
Freddie Mac, 4.625%, 2012	19,240,000	20,120,572
Small Business Administration, 5.34%, 2021	5,014,255	5,122,642
Small Business Administration, 6.34%, 2021	1,950,040	2,037,110
Small Business Administration, 6.35%, 2021	2,534,657	2,647,155
Small Business Administration, 6.44%, 2021	1,762,973	1,845,666
Small Business Administration, 6.625%, 2021	2,312,094	2,455,851
Small Business Administration, 4.93%, 2024	2,040,498	2,049,073
Small Business Administration, 5.36%, 2025	2,430,476	2,478,362
Small Business Administration, 5.39%, 2025	1,742,455	1,778,301
U.S. Department of Housing & Urban Development, 5.53%, 2008	11,000,000	11,085,492
U.S. Department of Housing & Urban Development, 7.198%, 2009	6,000,000	6,321,438

		$102,147,037
U.S. Treasury Obligations - 10.4%
U.S. Treasury Bonds, 11.25%, 2015	$7,000,000	$10,345,783
U.S. Treasury Bonds, 10.625%, 2015	7,000,000	10,220,546
U.S. Treasury Bonds, 7.5%, 2016	7,200,000	9,171,000
U.S. Treasury Notes, 12%, 2013	19,000,000	19,523,982
U.S. Treasury Notes, 9.875%, 2015 (f)	25,000,000	35,564,450

		$84,825,761
Utilities - Electric Power - 1.3%
E.On International Finance B.V., 5.8%, 2018 (z)	$7,000,000	$7,052,136
HQI Transelec Chile S.A., 7.875%, 2011	2,926,000	3,175,216

		$10,227,352
Total Bonds (Identified Cost, $778,243,969)		$808,229,068

Short-Term Obligations - 0.4% (y)
Wells Fargo & Co., 2.3%, due 5/01/08, at Amortized Cost and Value	$3,151,000	$3,151,000
Total Investments (Identified Cost, $781,394,969) (k)		$811,380,068

Other Assets, Less Liabilities - 0.5%		4,104,888
Net Assets - 100.0%		$815,484,956

Portfolio of Investments (unaudited) – continued

(f)	All or a portion of the security has been segregated as collateral for an open futures contract.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(k)	As of April 30, 2008, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $804,345,619 and 99.13% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $24,653,418, representing 3.0% of net assets.

(y)	The rate shown represents an annualized yield at time of purchase.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Dr Pepper Snapple Group, Inc., 6.82%, 2018	4/25/08	$559,916	$580,917
E.On International Finance B.V., 5.8%, 2018	4/15/08	6,970,460	7,052,136
Metropolitan Life Global Funding, 5.125%, 2013	4/07/08	229,830	229,986
Nationslink Funding Corp., 5%, 2031	3/07/08	2,431,250	2,455,018
Natixis S.A., 10% to 2018, FRN to 2049	4/24/08	3,250,000	3,250,000
OAO Gazprom, 7.343%, 2013	4/02/08	100,000	104,625
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032	3/25/08	2,000,000	1,994,493
Pearson PLC, 5.5%, 2013	4/29/08	408,922	413,202
Wesfarmers Ltd., 6.998%, 2013	4/03/08	2,330,000	2,423,824
Total Restricted Securities			$18,504,201
% of Net Assets			2.3%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

SEK	Swedish Krona

Portfolio of Investments (unaudited) – continued

Derivative contracts at 4/30/08

Forward Foreign Currency Exchange Contracts at 4/30/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
SELL	DKK	42,372,864	6/16/08	$8,960,786	$8,862,651	$98,135
BUY	EUR	5,090,824	5/14/08	7,887,067	7,958,029	70,962
SELL	JPY	8,150,896,232	6/30/08	80,338,431	78,727,443	1,610,988
SELL	SEK	9,536,157	5/14/08	1,598,926	1,596,602	2,324

						$1,782,409

Depreciation
SELL	CAD	8,620,203	6/24/08	$8,450,144	$8,577,846	$(127,702)
SELL	EUR	82,092,569	5/14/08	126,915,529	128,327,964	(1,412,435)
SELL	GBP	18,154,991	6/30/08	35,618,454	35,965,564	(347,110)
SELL	JPY	15,822,554	6/30/08	152,485	152,826	(341)

						$(1,887,588)

Futures contracts outstanding at 4/30/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 10 yr (Long)	190	$22,004,375	Jun-08	$290,273

Swap Agreements at 4/30/08

Credit Default Swaps

Expiration	Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
9/20/12	USD 3,210,000	JPMorgan Chase Bank	0.36% (fixed rate)	(1)	$7,685

(1)	Fund to pay notional amount upon a defined credit event by Fannie Mae, 5.5%, 6/09/33.

At April 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at value (identified cost, $781,394,969)	$811,380,068
Cash	649
Receivable for forward foreign currency exchange contracts	1,782,409
Receivable for daily variation margin on open futures contracts	80,156
Receivable for investments sold	73,996,273
Interest receivable	9,513,911
Swaps, at value	7,685
Other assets	85,649
Total assets		$896,846,800
Liabilities
Distributions payable	$235,603
Payable for forward foreign currency exchange contracts	1,887,588
Payable for investments purchased	78,845,319
Payable to affiliates
Management fee	25,446
Transfer agent and dividend disbursing costs	21,392
Administrative services fee	600
Payable for independent trustees’ compensation	241,368
Accrued expenses and other liabilities	104,528
Total liabilities		$81,361,844
Net assets		$815,484,956
Net assets consist of
Paid-in capital	$895,836,906
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	30,185,784
Accumulated net realized gain (loss) on investments and foreign currency transactions	(88,740,810)
Accumulated distributions in excess of net investment income	(21,796,924)
Net assets		$815,484,956
Shares of beneficial interest outstanding		116,512,419
Net asset value per share (net assets of $815,484,956/116,512,419 shares of beneficial interest outstanding)		$7.00

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/08 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$18,194,731
Foreign taxes withheld	(82)
Total investment income		$18,194,649
Expenses
Management fee	$2,488,666
Transfer agent and dividend disbursing costs	89,214
Administrative services fee	57,921
Independent trustees’ compensation	62,006
Stock exchange fee	59,499
Custodian fee	103,684
Shareholder communications	39,150
Auditing fees	29,044
Legal fees	7,811
Miscellaneous	17,710
Total expenses		$2,954,705
Fees paid indirectly	(4,088)
Reduction of expenses by investment adviser	(1,955)
Net expenses		$2,948,662
Net investment income		$15,245,987
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$9,089,428
Futures contracts	525,462
Swap transactions	5,810
Foreign currency transactions	(20,182,653)
Net realized gain (loss) on investments and foreign currency transactions		$(10,561,953)
Change in unrealized appreciation (depreciation)
Investments	$22,143,335
Futures contracts	156,291
Swap transactions	(5,737)
Translation of assets and liabilities in foreign currencies	5,515,575
Net unrealized gain (loss) on investments and foreign currency translation		$27,809,464
Net realized and unrealized gain (loss) on investments and foreign currency		$17,247,511
Change in net assets from operations		$32,493,498

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 4/30/08 (unaudited)	Year ended 10/31/07
Change in net assets
From operations
Net investment income	$15,245,987	$32,156,822
Net realized gain (loss) on investments and foreign currency transactions	(10,561,953)	(10,355,397)
Net unrealized gain (loss) on investments and foreign currency translation	27,809,464	14,151,747
Change in net assets from operations	$32,493,498	$35,953,172
Distributions declared to shareholders
From net investment income	$(15,245,987)	$(34,901,170)
From tax return of capital	—	(786,481)
From other sources	(13,973,010)	—
Total distributions declared to shareholders	$(29,218,997)	$(35,687,651)
Total change in net assets	$3,274,501	$265,521
Net assets
At beginning of period	812,210,455	811,944,934
At end of period (including accumulated distributions in excess of net investment income of $21,796,924 and $7,823,914, respectively)	$815,484,956	$812,210,455

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/08		Years ended 10/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$6.97		$6.97	$7.04	$7.32	$7.40	$7.57
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.28	$0.28	$0.29	$0.31	$0.31
Net realized and unrealized gain (loss) on investments and foreign currency	0.15		0.03	(0.02)	(0.23)	(0.04)	(0.08)
Total from investment operations	$0.28		$0.31	$0.26	$0.06	$0.27	$0.23
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.30)	$(0.32)	$(0.36)	$(0.37)	$(0.40)
From tax return of capital	—		(0.01)	(0.03)	—	—	—
From other sources	(0.12)		—	—	—	—	—
Total distributions declared to shareholders	$(0.25)		$(0.31)	$(0.35)	$(0.36)	$(0.37)	$(0.40)
Net increase from repurchase of capital shares	$—		$—	$0.02	$0.02	$0.02	$—
Net asset value, end of period	$7.00		$6.97	$6.97	$7.04	$7.32	$7.40
Per share market value, end of period	$6.33		$6.24	$6.12	$6.29	$6.59	$6.89
Total return at market value (%)	5.52	(n)	7.15	2.88	0.85	1.02	5.49
Total return at net asset value (%)	4.46	(n)	5.09	4.69	1.61	4.48	3.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72	(a)	0.75	0.78	0.84	0.84	0.86
Expenses after expense reductions (f)	0.72	(a)	0.75	0.78	0.84	0.84	N/A
Net investment income	3.72	(a)	3.99	3.98	4.01	4.24	4.14
Portfolio turnover	35		49	45	58	45	90
Net assets at end of period (000 Omitted)	$815,485		$812,210	$811,945	$845,034	$905,112	$936,653

(a)	Annualized.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly.
(n)	Not annualized.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Intermediate Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other

Notes to Financial Statements (unaudited) – continued

market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the “Statement”) was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund’s financial statements.

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires

Notes to Financial Statements (unaudited) – continued

that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Derivative instruments include futures contracts, forward foreign currency exchange contracts, and swap agreements.

Futures Contracts – The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon

Notes to Financial Statements (unaudited) – continued

entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Swap Agreements – The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund’s custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market and interest rate movements of the underlying instrument. All swap agreements entered into by the fund with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed.

The fund holds credit default swaps in which one party makes a stream of payments based on a fixed percentage applied to the notional amount to another party in exchange for the right to receive a specified return in the

Notes to Financial Statements (unaudited) – continued

event of a default by a third party, such as a corporate issuer or foreign issuer, on its obligation. The fund may enter into credit default swaps to limit or to reduce its risk exposure to defaults of corporate and sovereign issuers or to create direct or synthetic short or long exposure to corporate debt securities or certain sovereign debt securities to which it is not otherwise exposed.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for

Notes to Financial Statements (unaudited) – continued

Uncertainty in Income Taxes (“the Interpretation”) on the first day of the fund’s fiscal year. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 8.5% of the fund’s average daily net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital or, to the extent the fund has long-term gains, may be recharacterized as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions from other sources, in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, straddle loss deferrals, and foreign currency transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

10/31/07
Ordinary income (including any short-term capital gains)	$34,901,170
Tax return of capital (b)	786,481
Total distributions	$35,687,651

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/08
Cost of investments	$790,261,742
Gross appreciation	31,824,130
Gross depreciation	(10,705,804)
Net unrealized appreciation (depreciation)	$21,118,326

As of 10/31/07
Capital loss carryforwards	(61,879,081)
Other temporary differences	(13,303,238)
Net unrealized appreciation (depreciation)	(8,444,132)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of October 31, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

10/31/08	$(11,439,294)
10/31/10	(1,074,810)
10/31/12	(20,820,223)
10/31/13	(4,450,744)
10/31/14	(19,143,361)
10/31/15	(4,950,649)
$(61,879,081)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.32% of the fund’s average daily net assets and 5.65% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. MFS has agreed to reduce its management fee to the lesser of the contractual management fee as set forth above or 0.85% of the average daily net assets. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2008 was equivalent to an annual effective rate of 0.61% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2008, these fees paid to MFSC amounted to $29,307. MFSC also

Notes to Financial Statements (unaudited) – continued

receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended April 30, 2008, these costs amounted to $8,683.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended April 30, 2008 was equivalent to an annual effective rate of 0.0141% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $3,726. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in an expense of $3,105. Both amounts are included in independent trustees’ compensation for the six months ended April 30, 2008. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $197,817 at April 30, 2008, and is included in payable for independent trustees’ compensation.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the Plan) independent trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Trustees are no longer allowed to defer compensation under the Plan. Amounts previously deferred are treated as though equivalent dollar amounts had been invested in shares of certain MFS funds selected by the trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent trustees’ compensation is $15,077 of deferred trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an

Notes to Financial Statements (unaudited) – continued

officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended April 30, 2008, the fee paid by the fund to Tarantino LLC was $3,409 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $1,955, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. government securities	$41,280,344	$197,205,891
Investments (non-U.S. government securities)	$240,813,331	$82,156,015

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. During the six months ended April 30, 2008 and the year ended October 31, 2007, the fund did not repurchase any shares.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended April 30, 2008, the fund’s commitment fee and interest expense were $1,719 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of MFS Intermediate Income Trust:

We have reviewed the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Intermediate Income Trust (the “Trust”) as of April 30, 2008, and the related statement of operations, statement of changes in net assets, and financial highlights for the six-month period ended April 30, 2008. These interim financial statements and financial highlights are the responsibility of the Trust’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights referred to above for them to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2007, and financial highlights for each of the five years in the period ended October 31, 2007, and in our report dated December 17, 2007, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

DELOITTE & TOUCHE LLP

June 17, 2008

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s investment advisory agreement is available by clicking on the fund’s name under “Products and Performance” and then “Closed-End Funds” on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION AND NUMBER OF SHAREHOLDERS

Investor Information

Transfer Agent, Registrar and Dividend Disbursing Agent

Call	1-800-637-2304 any business day from 9 a.m. to 5 p.m. Eastern time

Write to:	Computershare Trust Company, N.A. P.O. Box 43078 Providence, RI 02940-3078

Number of Shareholders

As of April 30, 2008, our records indicate that there are 4,499 registered shareholders and approximately 37,697 shareholders owning trust shares in “street” name, such as through brokers, banks, and other financial intermediaries.

If you are a “street” name shareholder and wish to directly receive our reports, which contain important information about the trust, please write or call:

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

1-800-637-2304

500 Boylston Street, Boston, MA 02116

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Intermediate Income Trust
Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
11/1/07 –11/30/07	0	N/A	0	11,651,242
12/1/07 –12/31/07	0	N/A	0	11,651,242
1/1/08 – 1/31/08	0	N/A	0	11,651,242
2/1/08 – 2/28/08	0	N/A	0	11,651,242
3/1/08 – 3/31/08	0	N/A	0	11,651,242
4/1/08 – 4/30/08	0	N/A	0	11,651,242
Total	0	N/A	0

Note: The Board of Trustees approves procedures to repurchase Fund shares annually. The notification to shareholders of the program is included in the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of Fund shares that may be repurchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of Fund shares available for repurchase for the March 1, 2008 plan year is 11,651,242.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MFS INTERMEDIATE INCOME TRUST

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: June 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: June 17, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 17, 2008

*	Print name and title of each signing officer under his or her signature.